Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Loans and Allowance for Credit Losses [Abstract]
Portfolio Loans
Loans are comprised of the following at December 31:

	2024	2023
Residential real estate	$373,534	$319,504
Commercial real estate:
Owner-occupied	86,471	82,356
Nonowner-occupied	206,847	178,201
Construction	79,669	62,337
Commercial and industrial	158,440	157,298
Consumer:
Automobile	50,246	61,461
Home equity	42,473	35,893
Other	64,145	74,850
	1,061,825	971,900
Less: Allowance for credit losses	(10,088)	(8,767)

Loans, net	$1,051,737	$963,133

Recorded Investment in Nonaccrual and Loans Past Due Over 90 Days Still on Accrual by Class of Loans
The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2024 and 2023:
December 31, 2024	Loans Past Due 90 Days And Still Accruing	Nonaccrual Loans With No ACL	Nonaccrual Loans With an ACL	Total Nonaccrual Loans

Residential real estate	$49	$—	$1,931	$1,931
Commercial real estate:
Owner-occupied	—	680	136	816
Nonowner-occupied	—	—	158	158
Construction	—	—	—	—
Commercial and industrial	—	962	90	1,052
Consumer:
Automobile	39	—	379	379
Home equity	—	26	338	364
Other	28	—	117	117
Total	$116	$1,668	$3,149	$4,817

December 31, 2023	Loans Past Due 90 Days And Still Accruing	Nonaccrual Loans With No ACL	Nonaccrual Loans With an ACL	Total Nonaccrual Loans

Residential real estate	$9	$—	$1,234	$1,234
Commercial real estate:
Owner-occupied	—	775	—	775
Nonowner-occupied	—	—	61	61
Construction	—	—	1	1
Commercial and industrial	—	—	48	48
Consumer:
Automobile	56	—	78	78
Home equity	—	—	95	95
Other	54	—	100	100
Total	$119	$775	$1,617	$2,392

Aging of Recorded Investment in Past Due Loans by Class of Loans
The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2024 and 2023:
December 31, 2024	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,294	$1,097	$984	$5,375	$368,159	$373,534
Commercial real estate:
Owner-occupied	773	—	816	1,589	84,882	86,471
Nonowner-occupied	2,294	—	—	2,294	204,553	206,847
Construction	—	—	—	—	79,669	79,669
Commercial and industrial	533	58	745	1,336	157,104	158,440
Consumer:
Automobile	791	414	349	1,554	48,692	50,246
Home equity	402	141	243	786	41,687	42,473
Other	716	260	98	1,074	63,071	64,145

Total	$8,803	$1,970	$3,235	$14,008	$1,047,817	$1,061,825

December 31, 2023	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,705	$368	$481	$3,554	$315,950	$319,504
Commercial real estate:
Owner-occupied	2,580	—	775	3,355	79,001	82,356
Nonowner-occupied	681	—	—	681	177,520	178,201
Construction	—	—	—	—	62,337	62,337
Commercial and industrial	3,338	—	48	3,386	153,912	157,298
Consumer:
Automobile	782	210	117	1,109	60,352	61,461
Home equity	353	62	95	510	35,383	35,893
Other	658	121	148	927	73,923	74,850

Total	$11,097	$761	$1,664	$13,522	$958,378	$971,900

Risk Category Loans by Class of Loans
As of December 31, 2024 and 2023, and based on the most recent analysis performed, the risk category of commercial loans by class of loans was as follows:

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Owner-occupied
Risk Rating
Pass	$13,762	$17,199	$7,441	$10,094	$4,787	$16,336	$583	$70,202
Special Mention	—	—	—	12,896	—	1,415	299	14,610
Substandard	79	—	—	—	136	844	600	1,659
Doubtful	—	—	—	—	—	—	—	—
Total	$13,841	$17,199	$7,441	$22,990	$4,923	$18,595	$1,482	$86,471

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Nonowner-occupied
Risk Rating
Pass	$35,216	$11,377	$30,773	$31,465	$19,351	$66,312	$6,172	$200,666
Special Mention	—	1,636	—	—	—	—	—	1,636
Substandard	220	—	996	—	3,329	—	—	4,545
Doubtful	—	—	—	—	—	—	—	—
Total	$35,436	$13,013	$31,769	$31,465	$22,680	$66,312	$6,172	$206,847

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Construction
Risk Rating
Pass	$13,865	$33,162	$27,678	$1,111	$266	$2,647	$93	$78,822
Special Mention	—	—	—	—	—	38	—	38
Substandard	—	638	—	—	—	171	—	809
Doubtful	—	—	—	—	—	—	—	—
Total	$13,865	$33,800	$27,678	$1,111	$266	$2,856	$93	$79,669

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial and Industrial:
Risk Rating
Pass	$17,260	$7,875	$24,843	$25,894	$20,648	$25,593	$21,785	$143,898
Special Mention	446	—	—	—	—	178	6,476	7,100
Substandard	2,039	226	60	480	205	—	4,432	7,442
Doubtful	—	—	—	—	—	—	—	—
Total	$19,745	$8,101	$24,903	$26,374	$20,853	$25,771	$32,693	$158,440

Current Period gross charge-offs	$219	$—	$—	$1	$—	$—	$1	$221

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Owner-occupied
Risk Rating
Pass	$18,120	$7,911	$10,679	$5,973	$6,125	$15,925	$459	$65,192
Special Mention	—	—	—	—	—	427	—	427
Substandard	—	—	13,934	—	498	2,005	300	16,737
Doubtful	—	—	—	—	—	—	—	—
Total	$18,120	$7,911	$24,613	$5,973	$6,623	$18,357	$759	$82,356

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Nonowner occupied
Risk Rating
Pass	$12,688	$29,344	$32,235	$20,484	$15,415	$61,809	$1,128	$173,103
Special Mention	—	—	768	3,226	—	1,034	—	5,028
Substandard	—	—	70	—	—	—	—	70
Doubtful	—	—	—	—	—	—	—	—
Total	$12,688	$29,344	$33,073	$23,710	$15,415	$62,843	$1,128	$178,201

Current Period gross charge-offs	$—	$—	$132	$—	$—	$—	$—	$132

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Construction
Risk Rating
Pass	$28,055	$29,174	$1,231	$302	$392	$2,937	$—	$62,091
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	246	—	246
Doubtful	—	—	—	—	—	—	—	—
Total	$28,055	$29,174	$1,231	$302	$392	$3,183	$—	$62,337

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial and Industrial
Risk Rating
Pass	$8,770	$30,885	$26,806	$31,247	$344	$27,632	$27,510	$153,194
Special Mention	140	—	—	—	—	8	66	214
Substandard	—	—	58	1,363	4	182	2,283	3,890
Doubtful	—	—	—	—	—	—	—	—
Total	$8,910	$30,885	$26,864	$32,610	$348	$27,822	$29,859	$157,298

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$29	$29

Recorded Investment of Residential and Consumer Loans
The Company considers the performance of the loan portfolio and its impact on the ACL.  For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment of residential and consumer loans by class of loans based on repayment activity as of December 31, 2024 and 2023:

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Residential Real Estate:
Payment Performance
Performing	$57,385	$57,546	$40,026	$46,067	$38,969	$98,084	$33,477	$371,554
Nonperforming	—	234	435	83	54	1,174	—	1,980
Total	$57,385	$57,780	$40,461	$46,150	$39,023	$99,258	$33,477	$373,534

Current Period gross charge-offs	$—	$—	$15	$—	$—	$27	$—	$42

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Automobile
Payment Performance
Performing	$13,643	$18,133	$12,693	$3,686	$1,268	$405	$—	$49,828
Nonperforming	145	162	77	12	5	17	—	418
Total	$13,788	$18,295	$12,770	$3,698	$1,273	$422	$—	$50,246

Current Period gross charge-offs	$91	$364	$232	$34	$22	$7	$—	$750

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Home Equity:
Payment Performance
Performing	$317	$—	$61	$152	$—	$—	$41,579	$42,109
Nonperforming	—	—	—	—	—	—	364	364
Total	$317	$—	$61	$152	$—	$—	$41,943	$42,473

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Other
Payment Performance
Performing	$13,110	$18,442	$8,768	$6,580	$2,367	$973	$13,760	$64,000
Nonperforming	3	50	14	46	25	7	—	145
Total	$13,113	$18,492	$8,782	$6,626	$2,392	$980	$13,760	$64,145

Current Period gross charge-offs	$443	$192	$156	$107	$52	$29	$495	$1,474

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Residential Real Estate:
Payment Performance
Performing	$50,484	$44,640	$50,949	$44,818	$21,854	$91,956	$13,560	$318,261
Nonperforming	—	—	—	—	182	1,061	—	1,243
Total	$50,484	$44,640	$50,949	$44,818	$22,036	$93,017	$13,560	$319,504

Current Period gross charge-offs	$—	$—	$3	$—	$—	$118	$—	$121

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Automobile
Payment Performance
Performing	$28,939	$20,376	$7,013	$3,028	$1,212	$759	$—	$61,327
Nonperforming	34	60	15	1	9	15	—	134
Total	$28,973	$20,436	$7,028	$3,029	$1,221	$774	$—	$61,461

Current Period gross charge-offs	$51	$163	$116	$6	$29	$3	$—	$368

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Home Equity
Payment Performance
Performing	$1,649	$79	$—	$—	$—	$—	$34,070	$35,798
Nonperforming	—	—	—	—	—	—	95	95
Total	$1,649	$79	$—	$—	$—	$—	$34,165	$35,893

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$87	$87

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Other
Payment Performance
Performing	$18,377	$24,904	$10,800	$4,482	$1,093	$953	$14,087	$74,696
Nonperforming	11	17	67	53	1	4	1	154
Total	$18,388	$24,921	$10,867	$4,535	$1,094	$957	$14,088	$74,850

Current Period gross charge-offs	$306	$119	$119	$84	$28	$53	$246	$955

Activity in Allowance for Credit Losses by Portfolio Segment
The following table presents the activity in the ACL by portfolio segment for the years ended December 31, 2024 and 2023:
December 31, 2024	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for credit losses:
Beginning balance	$2,213	$3,047	$1,275	$2,232	$8,767
Provision for credit losses	446	567	(3)	1,570	2,580
Loans charged off	(42)	—	(221)	(2,224)	(2,487)
Recoveries	67	39	485	637	1,228
Total ending allowance balance	$2,684	$3,653	$1,536	$2,215	$10,088

December 31, 2023	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for credit losses:
Beginning balance	$2,026	$2,200	$1,177	$2,028	$7,431
Provision for credit losses	251	824	(85)	1,040	2,030
Loans charged off	(121)	(132)	(29)	(1,410)	(1,692)
Recoveries	57	155	212	574	998
Total ending allowance balance	$2,213	$3,047	$1,275	$2,232	$8,767

Amortized Cost of Collateral Dependent Loans, by Class
The following table presents the amortized cost basis of collateral dependent loans by class of loans as of December 31, 2024 and 2023:

	Collateral Type
December 31, 2024	Real Estate	Business Assets	Total
Residential real estate	$569	$—	$569
Commercial real estate:
Owner-occupied	804	140	944
Non-Owner-occupied	110	—	110
Construction	637	—	637
Commercial & Industrial	285	3,044	3,329
Consumer:
Automobile	—	38	38
Home equity	50	26	76
Other	—	81	81
Total collateral dependent loans	$2,455	$3,329	$5,784

	Collateral Type
December 31, 2023	Real Estate	Business Assets	Total
Residential real estate	$1,663	$—	$1,663
Commercial real estate:
Owner-occupied	700	258	958
Consumer:
Home equity	27	—	27
Total collateral dependent loans	$2,390	$258	$2,648